State Street SPDR Bloomberg Emerging Markets USD Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
State Street SPDR Bloomberg Emerging Markets USD Bond ETF | State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	13.54%	4.17%	9.71%	(17.19%)